Unaudited interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Loss before taxes	€ (34,394)	€ (24,504)
Adjustments to reconcile loss to cash flow from operating activities
Depreciation and amortization	13,476	6,943
Inventory write-off	1,795
Interest income		(6)
Interest expense	734	1,504
Loss on the disposal of property, plant and equipment	352
Expected credit loss allowances on trade receivables and contract assets	1,177	2,821
Share-based payment expenses	6,136	2,542
Tax expense	160
Other non-cash items	(300)	(1,800)
Changes in operating assets and liabilities
Inventories	4,688	(5,482)
Trade receivables and contract assets	14,115	(12,015)
Other assets	594	5,605
Trade payables	(22,926)	3,498
Other liabilities	(590)	1,225
Cash flow used in operating activities	(14,983)	(19,669)
Investing activities
Cash paid for investments in intangible assets	(2,567)	(4,781)
Cash paid for investments in property, plant and equipment	(2,829)	(6,641)
Grants received for investment in property, plant and equipment	0	390
Interest received		6
Cash flow used in investing activities	(5,396)	(11,026)
Financing activities
Cash received from issuance of shares		22,430
Cash paid for acquisition of non-wholly owned subsidiary		(75)
Cash received from loans	1,910	1,114
Cash repayments of loans	(467)	(1,260)
Cash repayments of lease liabilities	(3,301)	(2,833)
Interest paid	(187)	(1,028)
Cash flow used in/ generated from financing activities	(2,045)	18,348
Changes in cash and cash equivalents	(22,424)	(12,347)
Cash and cash equivalents at the beginning of the period	48,156	41,095
Cash and cash equivalents at the end of the period	€ 25,732	€ 28,748